Note 29 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Cash at bank and in hand	$ 8,604	$ 2,824	$ 7,129	$ 4,522	$ 1,939
Restricted cash	1,140	1,013	632	1,319
Total liabilities	23,091	25,954	21,686	19,267
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	6,970	8,587	8,144	7,971
Cash at bank and in hand	8,604	2,824	7,129	4,522
Restricted cash	1,140	1,013	632	1,319
Total	16,714	12,424	15,905	13,812
Total liabilities	23,091	25,954	21,686	19,267
Trade and other payables	5,751	7,504	12,281	11,016
Total	$ 28,842	$ 33,458	$ 33,967	$ 30,283